Other Payables and Accruals - Schedule of Other Payables and Accruals (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued payroll and welfare payable	$ 49,556	$ 16,221
VAT and other taxes payable	18,501	1,379
Others	21,460	2,296
Total Other payables and accruals	$ 89,517	$ 19,896